Leases - Summary of Development In Lease Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Beginning of period	€ 104,961
Accretion of interest	3,842	€ 3,396	€ 1,617
End of period	€ 109,191	€ 104,961